Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001002910
Registrant Name	AMEREN CORP
Registration File Number	333-274977
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES